Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GREAT-WEST FUNDS INC
Prospectus Date	rr_ProspectusDate	Apr. 29, 2016
Supplement [Text Block]	gwfi2_SupplementTextBlock
GREAT-WEST FUNDS, INC.

Great-West MFS International Value Fund
Institutional Class Ticker: MXJVX
Initial Class Ticker: MXIVX
Class L Ticker: MXMIX
(the "Fund")

Supplement dated January 10, 2017 to the Prospectus and Summary Prospectus for the Fund, dated April 29, 2016.

Effective immediately, under the "Example" section of the Prospectus and Summary Prospectus, the table on page 1 is hereby deleted in its entirety and replaced with the following table:

	1 Year	3 Years	5 Years	10 Years
Institutional Class	$74	$230	$401	$894
Initial Class	$112	$350	$606	$1,340
Class L	$148	$497	$870	$1,918

Great-West MFS International Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gwfi2_SupplementTextBlock
GREAT-WEST FUNDS, INC.

Great-West MFS International Value Fund
Institutional Class Ticker: MXJVX
Initial Class Ticker: MXIVX
Class L Ticker: MXMIX
(the "Fund")

Supplement dated January 10, 2017 to the Prospectus and Summary Prospectus for the Fund, dated April 29, 2016.

Effective immediately, under the "Example" section of the Prospectus and Summary Prospectus, the table on page 1 is hereby deleted in its entirety and replaced with the following table:

	1 Year	3 Years	5 Years	10 Years
Institutional Class	$74	$230	$401	$894
Initial Class	$112	$350	$606	$1,340
Class L	$148	$497	$870	$1,918

Great-West MFS International Value Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_ExpenseExampleYear01	$ 74
3 Years	rr_ExpenseExampleYear03	230
5 Years	rr_ExpenseExampleYear05	401
10 Years	rr_ExpenseExampleYear10	894
Great-West MFS International Value Fund | Initial Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_ExpenseExampleYear01	112
3 Years	rr_ExpenseExampleYear03	350
5 Years	rr_ExpenseExampleYear05	606
10 Years	rr_ExpenseExampleYear10	1,340
Great-West MFS International Value Fund | Class L
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_ExpenseExampleYear01	148
3 Years	rr_ExpenseExampleYear03	497
5 Years	rr_ExpenseExampleYear05	870
10 Years	rr_ExpenseExampleYear10	$ 1,918